Equity (Details 3) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares (in shares)	$ 95,142	$ 132,383	$ 145,145
Dividends paid, ordinary shares per share (USD per share)	$ 0.60	$ 0.87	$ 0.98
Class A Common [Member]
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares (in shares)	$ 39,375	$ 51,375	$ 53,687
Dividends paid, ordinary shares per share (USD per share)	$ 0.60	$ 0.87	$ 0.98
Class B Common [Member]
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares (in shares)	$ 55,767	$ 81,008	$ 91,458
Dividends paid, ordinary shares per share (USD per share)	$ 0.60	$ 0.87	$ 0.98